PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid Expense and Other Assets, Current	$ 185,925